SCHEDULE OF INCOME TAX EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Creditexpense
Loss before income tax credit	$ (11,909,252)	$ (7,163,123)	$ (7,077,619)
Share-based payments expense	31,375	109,377	185,790
Research and development tax incentive	919,785	1,116,714	588,659
Impairment of goodwill	461,250
Other assessable items
Income tax expenses before unrecognized tax losses	(1,564,903)	(564,690)	(1,065,732)
Difference in overseas tax rates	53,673	(79,604)	16,688
Over provision in prior years	(454,928)	(348,607)	(235,653)
Temporary differences not recognized	29,979	(301,694)	(419,965)
Research and development tax credit	(404,016)	(599,388)	(275,631)
Tax losses not recognized	2,543,441	1,861,858	1,980,293
Utilization of tax losses not previously recognized	(361,575)
Income tax credit	$ (158,329)	$ (32,125)